Summary of significant accounting and reporting policies: (Tables)	12 Months Ended
Mar. 31, 2011
Estimated Useful Lives of Major Depreciable Assets

The estimated useful lives of major depreciable assets are as follows:

Major wireless telecommunications equipment	8 to 16 years
Steel towers and poles for antenna equipment	30 to 40 years
Reinforced concrete buildings	42 to 56 years
Tools, furniture and fixtures	4 to 15 years

Deferred Revenue and Deferred Charges

Deferred revenue and deferred charges as of March 31, 2010 and 2011 were as follows:

	Millions of yen
	2010	2011
Current deferred revenue	¥84,848	¥81,219
Long-term deferred revenue	71,085	72,214
Current deferred charges	12,657	11,481
Long-term deferred charges	71,085	72,214